SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2022 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$6	$6
Total Asset-Backed Securities - Agency (cost $6)		6

ASSET-BACKED SECURITIES - NON-AGENCY - 1.7%
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400%, 4/15/27	950,000	877,976
Series 2021-4A, Class D, 1.960%, 1/17/28	560,000	518,276
GLS Auto Receivables Trust
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,676,680
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 4.953% (28 Day Auction Rate + 0.000%), 9/15/32 (f)	200,000	191,736
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 3.644% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	67,173	67,190
Series 2016-C, Class A1, 3.544% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	99,809	99,814
South Carolina Student Loan Corp.
Series 2013-1, Class A, 2.944% (1 Month LIBOR USD + 0.500%), 1/25/41 (f)	93,772	93,103
Total Asset-Backed Securities - Non-Agency (cost $3,707,667)		3,524,775

COLLATERALIZED LOAN OBLIGATIONS - 22.6%
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 3.843% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,469,497
Apidos CLO XV
Series 2013-15A, Class A1RR, 3.720% (3 Month LIBOR USD + 1.010%), 4/20/31 (c)(f)	1,000,000	985,065
Apidos CLO XXIV
Series 2016-24A, Class A1AL, 3.660% (3 Month LIBOR USD + 0.950%), 10/20/30 (c)(f)	2,500,000	2,456,444
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 3.580% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	1,030,362	1,027,825
Benefit Street Partners CLO V-B Ltd.
Series 2018-5BA, Class A1A, 3.800% (3 Month LIBOR USD + 1.090%), 4/20/31 (c)(f)	1,680,000	1,660,046
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A1RR, 3.652% (3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	2,243,454	2,217,464
Series 2015-AR3, Class 1A, 3.690% (3 Month LIBOR USD + 0.980%), 7/20/31 (c)(f)	1,780,000	1,760,094
Crestline Denali CLO XVII Ltd.
Series 2018-1A, Class AR, 3.572% (3 Month LIBOR USD + 1.060%), 10/15/31 (c)(f)	2,500,000	2,467,643
Crown Point CLO IV Ltd.
Series 2018-4A, Class A, 3.810% (3 Month LIBOR USD + 1.100%), 4/20/31 (c)(f)	2,177,000	2,140,152
Ellington CLO IV Ltd.
Series 2019-4A, Class AR, 4.092% (3 Month LIBOR USD + 1.580%), 4/15/29 (c)(f)	855,818	852,742
ICG US CLO Ltd.
Series 2015-1A, Class A1R, 3.878% (3 Month LIBOR USD + 1.140%), 10/19/28 (c)(f)	1,289,722	1,285,497
KKR CLO 9 Ltd.
Series 2017-9, Class AR2, 3.462% (3 Month LIBOR USD + 0.950%), 7/15/30 (c)(f)	800,000	787,186
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 3.802% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	1,831,515	1,827,936
Mountain View CLO X Ltd.
Series 2015-10A, Class AR, 3.275% (3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	647,779	644,509
Nassau II Ltd.
Series 2017-IIA, Class AL, 3.762% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	788,012	783,366
Neuberger Berman Loan Advisers CLO 25 Ltd.
Series 2017-25A, Class AR, 3.670% (3 Month LIBOR USD + 0.930%), 10/18/29 (c)(f)	2,955,000	2,915,970
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 3.660% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	81,646	81,222
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR3, 4.054% (3 Month LIBOR USD + 1.070%), 2/20/34 (c)(f)	726,000	704,339
OZLM VI Ltd.
Series 2014-6A, Class A1S, 3.820% (3 Month LIBOR USD + 1.080%), 4/17/31 (c)(f)	2,955,608	2,896,269
OZLM VIII Ltd.
Series 2014-8A, Class A1R3, 3.720% (3 Month LIBOR USD + 0.980%), 10/17/29 (c)(f)	2,315,608	2,285,804
OZLM XII Ltd.
Series 2015-12A, Class A1R, 3.832% (3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	129	129
Regatta XIV Funding Ltd.
Series 2018-3A, Class A, 3.973% (3 Month LIBOR USD + 1.190%), 10/25/31 (c)(f)	1,000,000	984,183
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 3.723% (3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,778,265	1,762,398
Saranac CLO VII Ltd.
Series 2014-2A, Class A1AR, 4.214% (3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	2,210,641	2,187,944
Sound Point CLO V-R Ltd.
Series 2014-IRA, Class A, 3.890% (3 Month LIBOR USD + 1.150%), 7/18/31 (c)(f)	1,550,000	1,528,559
Sound Point CLO XXI Ltd.
Series 2018-3A, Class A1A, 3.946% (3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	986,500
Telos CLO Ltd.
Series 2013-4A, Class AR, 3.980% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	1,149,712	1,136,985
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 3.392% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,372,871	1,360,331
Wellfleet CLO Ltd.
Series 2017-2A, Class A1R, 3.770% (3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	3,182,708	3,151,587
Zais CLO 8 Ltd.
Series 2018-1A, Class A, 3.462% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	1,153,619	1,142,287
Total Collateralized Loan Obligations (cost $46,993,402)		46,489,973

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	306,959	751
Total Commercial Mortgage-Backed Securities - Agency (cost $1,663)		751

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 26.8%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 4.341% (1 Month LIBOR USD + 1.950%), 5/15/36 (c)(f)	3,113,000	2,995,949
Series 2021-FL2, Class D, 4.891% (1 Month LIBOR USD + 2.500%), 5/15/36 (c)(f)	3,000,000	2,881,769
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 2.714% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	212,738	189,521
BDS Ltd.
Series 2021-FL7, Class D, 4.727% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	3,250,000	3,084,594
Series 2021-FL7, Class E, 5.177% (1 Month LIBOR USD + 2.800%), 6/16/36 (c)(f)	2,500,000	2,341,385
BRSP Ltd.
Series 2021-FL1, Class B, 4.266% (1 Month LIBOR USD + 1.900%), 8/19/38 (c)(f)(g)	750,000	724,619
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 4.791% (1 Month LIBOR USD + 2.400%), 9/15/36 (c)(f)	2,500,000	2,337,100
Series 2021-VOLT, Class G, 5.241% (1 Month LIBOR USD + 2.850%), 9/15/36 (c)(f)	1,500,000	1,406,730
Series 2019-XL, Class F, 4.391% (1 Month LIBOR USD + 2.000%), 10/15/36 (c)(f)	850,000	823,403
Series 2019-XL, Class G, 4.691% (1 Month LIBOR USD + 2.300%), 10/15/36 (c)(f)	1,717,000	1,657,287
Series 2021-SOAR, Class E, 4.192% (1 Month LIBOR USD + 1.800%), 6/15/38 (c)(f)	3,473,686	3,286,559
BXMT Ltd.
Series 2020-FL3, Class A, 3.497% (1 Month LIBOR USD + 1.514%), 11/15/37 (c)(f)(g)	1,250,000	1,239,199
Series 2020-FL3, Class C, 4.647% (1 Month LIBOR USD + 2.664%), 11/15/37 (c)(f)(g)	1,250,000	1,223,693
Series 2020-FL2, Class C, 4.061% (1 Month LIBOR USD + 1.764%), 2/15/38 (c)(f)(g)	2,950,000	2,794,007
Series 2020-FL2, Class D, 4.361% (1 Month LIBOR USD + 2.064%), 2/15/38 (c)(f)(g)	2,000,000	1,926,051
Series 2021-FL4, Class C, 3.749% (1 Month LIBOR USD + 1.750%), 5/15/38 (c)(f)(g)	3,000,000	2,813,859
Series 2021-FL4, Class D, 4.249% (1 Month LIBOR USD + 2.250%), 5/15/38 (c)(f)(g)	3,500,000	3,271,170
DBCG Mortgage Trust
Series 2017-BBG, Class C, 3.392% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	340,041
Greystone CRE Ltd.
Series 2021-HC2, Class A, 4.222% (1 Month LIBOR USD + 1.914%), 12/15/39 (c)(f)	720,000	704,389
HGI CRE CLO Ltd.
Series 2021-FL1, Class C, 4.087% (1 Month LIBOR USD + 1.700%), 6/16/36 (c)(f)	2,500,000	2,372,694
Series 2021-FL1, Class D, 4.737% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	2,468,000	2,314,912
Series 2021-FL1, Class E, 5.337% (1 Month LIBOR USD + 2.950%), 6/16/36 (c)(f)	750,000	692,040
Series 2021-FL2, Class D, 4.537% (1 Month LIBOR USD + 2.150%), 9/17/36 (c)(f)(g)	1,500,000	1,404,932
Series 2021-FL2, Class E, 4.837% (1 Month LIBOR USD + 2.450%), 9/17/36 (c)(f)(g)	2,038,000	1,891,217
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 4.911% (1 Month LIBOR USD + 2.614%), 7/15/36 (c)(f)	1,500,000	1,433,267
Series 2021-FL6, Class C, 4.227% (1 Month LIBOR USD + 1.850%), 7/16/36 (c)(f)	3,300,000	3,208,865
Series 2021-FL7, Class E, 5.177% (1 Month LIBOR USD + 2.800%), 10/16/36 (c)(f)	1,700,000	1,596,590
STWD Ltd.
Series 2021-FL2, Class D, 5.177% (1 Month LIBOR USD + 2.800%), 4/18/38 (c)(f)	2,000,000	1,869,296
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 3.344% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	112,093	111,636
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	422,562	389,561
VMC Finance LLC
Series 2019-FL3, Class AS, 3.780% (1 Month LIBOR USD + 1.400%), 9/15/36 (c)(f)	1,761,922	1,764,365
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $57,846,010)		55,090,700

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 24.2%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 7.444% (1 Month LIBOR USD + 5.000%), 11/25/24 (f)	133,610	134,988
Series 2017-C01, Class 1ED1, 3.694% (1 Month LIBOR USD + 1.250%), 7/25/29 (f)	246,693	246,008
Series 2017-C01, Class 1B1, 8.194% (1 Month LIBOR USD + 5.750%), 7/25/29 (f)	2,960,000	3,243,395
Series 2017-C03, Class 1M2C, 5.444% (1 Month LIBOR USD + 3.000%), 10/25/29 (f)	1,000,000	1,012,883
Series 2017-C04, Class 2M2, 5.294% (1 Month LIBOR USD + 2.850%), 11/25/29 (c)(f)	972,667	992,026
Series 2019-R06, Class 2B1, 6.194% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(f)	3,000,000	2,948,316
Series 2020-SBT1, Class 1M2, 6.094% (1 Month LIBOR USD + 3.650%), 2/25/40 (c)(f)	1,983,000	2,004,033
Series 2021-R01, Class 1M2, 3.733% (SOFR30A + 1.550%), 10/25/41 (c)(f)	3,350,000	3,245,175
Series 2021-R01, Class 1B1, 5.283% (SOFR30A + 3.100%), 10/25/41 (c)(f)	1,150,000	1,079,563
Series 2021-R03, Class 1M2, 3.833% (SOFR30A + 1.650%), 12/25/41 (c)(f)	510,000	484,510
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	140	140
Series 3834, Class GA, 3.500%, 3/15/26	524	524
Freddie Mac STACR REMIC Trust
Series 2021-HQA1, Class M2AS, 3.433% (SOFR30A + 1.250%), 8/25/33 (c)(f)	4,500,000	4,505,218
Series 2022-DNA3, Class M18, 5.083% (SOFR30A + 2.900%), 4/25/42 (c)(f)	3,000,000	2,972,102
Series 2020-DNA1, Class B1, 4.744% (1 Month LIBOR USD + 2.300%), 1/25/50 (c)(f)	3,300,000	3,138,318
Series 2020-DNA4, Class B1, 8.444% (1 Month LIBOR USD + 6.000%), 8/25/50 (c)(f)	1,100,000	1,153,625
Series 2020-HQA4, Class B1, 7.694% (1 Month LIBOR USD + 5.250%), 9/25/50 (c)(f)	1,000,000	1,028,255
Series 2021-DNA1, Class B1, 4.833% (SOFR30A + 2.650%), 1/25/51 (c)(f)	1,060,000	985,937
Freddie Mac Structured Agency Credit Risk
Series 2017-HQA3, Class M2B, 4.794% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,519,087
Series 2021-DNA2, Class M2, 4.483% (SOFR30A + 2.300%), 8/25/33 (c)(f)	4,112,000	4,057,889
Series 2021-DNA2, Class B1, 5.583% (SOFR30A + 3.400%), 8/25/33 (c)(f)	2,060,000	1,913,734
Series 2021-DNA6, Class M2, 3.683% (SOFR30A + 1.500%), 10/25/41 (c)(f)	1,285,000	1,233,704
Series 2018-HRP1, Class M2, 4.094% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	152,413	152,533
Series 2018-HRP2, Class M3, 4.844% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(f)	1,972,276	1,974,741
Series 2018-HRP2, Class B1, 6.644% (1 Month LIBOR USD + 4.200%), 2/25/47 (c)(f)	2,900,000	2,913,838
Series 2018-SPI2, Class M2, 3.820%, 5/25/48 (a)(c)	29,416	28,793
Series 2020-HQA5, Class B1, 6.183% (SOFR30A + 4.000%), 11/25/50 (c)(f)	1,350,000	1,355,063
Series 2020-DNA6, Class B1, 5.183% (SOFR30A + 3.000%), 12/25/50 (c)(f)	775,000	732,937
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3, Class B1, 5.683% (SOFR30A + 3.500%), 10/25/33 (c)(f)	1,500,000	1,416,569
Series 2021-DNA5, Class B1, 5.233% (SOFR30A + 3.050%), 1/25/34 (c)(f)	3,269,000	3,033,170
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, 3.654%, 12/25/46 (a)(c)	269,813	262,692
GNMA
Series 2008-55, Class WT, 5.448%, 6/20/37 (a)	6,646	6,796
Total Residential Mortgage-Backed Securities - Agency (cost $50,898,278)		49,776,562

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 23.0%
AMSR Trust
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	1,982,294
Angel Oak Mortgage Trust
Series 2021-3, Class M1, 2.479%, 5/25/66 (a)(c)	620,000	487,523
Bellemeade Re Ltd.
Series 2020-2A, Class M2, 8.444% (1 Month LIBOR USD + 6.000%), 8/26/30 (c)(f)	3,500,000	3,602,712
Series 2020-3A, Class M2, 7.294% (1 Month LIBOR USD + 4.850%), 10/25/30 (c)(f)	1,764,000	1,786,946
Series 2021-1A, Class M1C, 5.133% (SOFR30A + 2.950%), 3/25/31 (c)(f)	2,685,000	2,637,601
Series 2021-2A, Class M1C, 4.033% (SOFR30A + 1.850%), 6/25/31 (c)(f)	3,450,000	3,286,061
Series 2021-3A, Class M1C, 3.733% (SOFR30A + 1.550%), 9/25/31 (c)(f)	1,725,000	1,598,510
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	13,637
Boston Lending Trust
Series 2021-1, Class M1, 2.000%, 7/25/61 (a)(c)(g)	1,097,551	926,636
Series 2021-1, Class M2, 2.000%, 7/25/61 (a)(c)(g)	510,489	415,301
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (e)	10,721	10,583
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33	4	3
Eagle RE Ltd.
Series 2021-1, Class M1C, 4.883% (SOFR30A + 2.700%), 10/25/33 (c)(f)	3,865,000	3,859,581
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34	33,824	31,041
Home RE Ltd.
Series 2021-1, Class M1C, 4.744% (1 Month LIBOR USD + 2.300%), 7/25/33 (c)(f)	1,000,000	969,203
Series 2021-1, Class M2, 5.294% (1 Month LIBOR USD + 2.850%), 7/25/33 (c)(f)	1,000,000	929,409
IMC Home Equity Loan Trust
Series 1998-3, Class A8, 5.432%, 8/20/29 (g)	2,508	2,484
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 2.720%, 7/25/44 (a)(c)	187,660	185,409
Series 2014-IVR6, Class B3, 2.912%, 7/25/44 (a)(c)	1,638,898	1,513,371
Series 2018-7FRB, Class B3, 2.908%, 4/25/46 (a)(c)	2,740,665	2,667,900
Series 2019-6, Class B3, 4.232%, 12/25/49 (a)(c)	4,227,401	3,899,283
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 3.983% (SOFR30A + 1.800%), 3/25/51 (c)(f)	1,264,978	1,198,042
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.824% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	741,136	259,202
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 6.873% (1 Month LIBOR USD + 4.500%), 4/1/24 (c)(f)(g)	1,342,022	1,355,441
Series 2019-4, Class A2, 6.873% (1 Month LIBOR USD + 4.500%), 5/1/24 (c)(f)(g)	1,653,355	1,669,887
Series 2021-1, Class A, 4.173% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(f)(g)	237,950	226,730
Series 2021-2, Class A2, 5.123% (1 Month LIBOR USD + 2.750%), 3/2/26 (c)(f)(g)	3,371,000	3,415,849
Radnor RE Ltd.
Series 2021-2, Class M1B, 5.883% (SOFR30A + 3.700%), 11/25/31 (c)(f)	2,500,000	2,451,047
Series 2021-1, Class M1C, 4.883% (SOFR30A + 2.700%), 12/27/33 (c)(f)	1,500,000	1,468,896
Star Trust
Series 2021-SFR1, Class E, 4.080% (1 Month LIBOR USD + 1.700%), 4/17/38 (c)(f)	3,460,000	3,289,985
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(c)	1,230,000	1,112,963
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	94	93
Total Residential Mortgage-Backed Securities - Non-Agency (cost $49,673,615)		47,253,623

MONEY MARKET FUND - 0.8%
First American Government Obligations Fund - Class Z, 2.010% (b)	1,739,958	1,739,958
Total Money Market Fund (cost $1,739,958)		1,739,958

Total Investments (cost $210,860,599) - 99.1%		203,876,348
Other Assets less Liabilities - 0.9%		1,883,080
TOTAL NET ASSETS - 100.0%		$205,759,428

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2022.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2022.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and
August be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2022, the value of these investments was $193,973,678 or 94.3% of total net assets.
(d)	Interest only security.
(e)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
August 31, 2022.
(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2022.
(g)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of August 31, 2022.
FHLMC – Federal Home Loan Mortgage Corporation
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper Short Duration Fund
Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$6	$-	$6
Asset-Backed Securities - Non-Agency	-	3,524,775	-	3,524,775
Collateralized Loan Obligations	-	46,489,973	-	46,489,973
Commercial Mortgage-Backed Securities - Agency	-	751	-	751
Commercial Mortgage-Backed Securities - Non-Agency	-	55,090,700	-	55,090,700
Residential Mortgage-Backed Securities - Agency	-	49,776,562	-	49,776,562
Residential Mortgage-Backed Securities - Non-Agency	-	47,253,623	-	47,253,623
Total Fixed Income	-	202,136,390	-	202,136,390
Money Market Fund	1,739,958	-	-	1,739,958
Total Investments	$1,739,958	$202,136,390	$-	$203,876,348

Refer to the Fund’s schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
		Private
		Placement
		Participation
		Agreements
Balance as of November 30, 2021		$1,999,106
Accrued discounts/premiums		-
Realized gain/(loss)		-
Change in unrealized appreciation/(depreciation)		-
Purchases		18,900
Sales		(2,018,006)
Transfers in and/or out of Level 3		-
Balance as of August 31, 2022		$-

There were no level 3 securities held on August 31, 2022.